Offerings - Offering: 1	Mar. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	8,288,289
Proposed Maximum Offering Price per Unit	27.50
Maximum Aggregate Offering Price	$ 227,927,947.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 31,476.85
Offering Note	The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). This "Calculation of Filing Fee" table shall be deemed to update the "Calculation of Filing Fee" table in Northern Oil and Gas, Inc.'s Registration Statement on Form S-3 (No. 333-271933), in accordance with Rules 456(b) and 457(r) under the Securities Act. Includes shares that may be issued upon exercise of the 30-day option granted to the underwriters to purchase additional shares.